LONG-TERM LOANS AND OTHER BORROWINGS - Other significant information relating to bank loans (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Nov. 21, 2019 IDR (Rp)	Jul. 08, 2019 IDR (Rp)	Jun. 19, 2019 IDR (Rp)	Jan. 15, 2019 IDR (Rp)	Mar. 27, 2018 IDR (Rp)	Mar. 30, 2017 IDR (Rp)	Mar. 24, 2017 IDR (Rp)	Mar. 15, 2015 IDR (Rp)
Borrowings and other credit facilities
Drawn down	$ 1,911	Rp 26,524,000	Rp 35,364,000	Rp 12,169,000
BNI 2018 - 2019
Borrowings and other credit facilities
Total facility							Rp 2,160,000
Unused facility							2,800,000
BNI 2018 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		2,342,000
Current period payment		31,000
BNI 2018 - 2019 (Dayamitra)
Borrowings and other credit facilities
Total facility							Rp 840,000
BNI 2013 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility		8,112,000
Current period payment		3,779,000
Bank Mandri 2017- 2018 | Rupiah
Borrowings and other credit facilities
Total facility		9,455,000
Current period payment		3,449,000
Bank Mandri 2017- 2019
Borrowings and other credit facilities
Total facility					Rp 200,000
Unused facility		2,069,000
Bank Mandri 2017- 2019 | Rupiah
Borrowings and other credit facilities
Total facility		3,763,000
Current period payment		255,000
Bank Mandri 2017- 2019 (Dayamitra)
Borrowings and other credit facilities
Total facility					1,400,000
Bank Mandri 2017- 2019 (GSD)
Borrowings and other credit facilities
Total facility					Rp 1,113,000
BRI 2019 | Rupiah
Borrowings and other credit facilities
Total facility		2,000,000
Current period payment		48,000
BRI 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		1,253,000
Current period payment		195,000
MUFG Bank 2015 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility		3,950,000
Current period payment		1,980,000
MUFG Bank 2018 | USD
Borrowings and other credit facilities
Total facility		10
Current period payment		2
Syndication of Banks - 2015 | Rupiah
Borrowings and other credit facilities
Total facility		3,000,000
Current period payment		500,000
Syndication of Banks - 2018 | USD
Borrowings and other credit facilities
Total facility		90
Citibank - 2018 | Rupiah
Borrowings and other credit facilities
Total facility		1,000,000
Current period payment		500,000
BCA 2016 - 2018 | Rupiah
Borrowings and other credit facilities
Total facility		805,000
Current period payment		102,000
BCA 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		1,470,000
Current period payment		117,000
UOB Singapore - 2016 | USD
Borrowings and other credit facilities
Total facility		60
Current period payment		9
BTPN 2015-2019
Borrowings and other credit facilities
Total facility								Rp 628,000
Unused facility		538,000
BTPN 2015-2019 | Rupiah
Borrowings and other credit facilities
Total facility		1,309
Current period payment		214,000
Bank CIMB Niaga - 2011 | Rupiah
Borrowings and other credit facilities
Total facility		41,000
Current period payment		7,000
Bank CIMB Niaga 2017 - 2019
Borrowings and other credit facilities
Total facility						Rp 200,000
Unused facility		908,000
Bank CIMB Niaga 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		695,000
Current period payment		108,000
Bank CIMB Niaga 2017 - 2019 (PINS)
Borrowings and other credit facilities
Total facility						500,000
Bank CIMB Niaga 2017 - 2019 (GSD)
Borrowings and other credit facilities
Total facility						Rp 300,000
ANZ 2015 - 2017 | Rupiah
Borrowings and other credit facilities
Total facility		500,000
UOB - 2016 | Rupiah
Borrowings and other credit facilities
Total facility		500,000
Current period payment		Rp 71,000
DBS 2016 - 2017 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		11.00%
DBS 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Total facility		Rp 1,030,000
Current period payment		108,000
DBS 2016 | Rupiah
Borrowings and other credit facilities
Total facility		6,000
Current period payment		1,000
ICBC 2017 | Rupiah
Borrowings and other credit facilities
Total facility		272,000
Current period payment		45,000
Exim Bank of Malaysia Berhad - March 23 2016 | Malaysian ringgits
Borrowings and other credit facilities
Total facility		60
Current period payment		15
HSBC 2019 | Rupiah
Borrowings and other credit facilities
Total facility		1,000,000
Current period payment		500,000
Bank of china 2019 | Rupiah
Borrowings and other credit facilities
Total facility		1,000,000
Current period payment		500,000
BNI - March 24, 2017
Borrowings and other credit facilities
Total facility											Rp 2,005,000
Unused facility		68,000
BRI - March 24, 2017
Borrowings and other credit facilities
Total facility											1,000,000
BRI - March 27, 2018
Borrowings and other credit facilities
Total facility									Rp 200,000
Bank Mandiri - March 24, 2017
Borrowings and other credit facilities
Total facility											Rp 1,500,000
Unused facility		5,000
Bank Mandiri - March 27, 2018
Borrowings and other credit facilities
Total facility									775,000
Syndication of banks - March 13, 2015
Borrowings and other credit facilities
Total facility												Rp 3,000,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 13, 2015 (Dayamitra)
Borrowings and other credit facilities
Unused facility		82,500
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 30, 2017
Borrowings and other credit facilities
Total facility										Rp 400,000
Unused facility		79,000
The Bank of Tokyo - Mitsubishi UFJ, Ltd - March 27, 2018
Borrowings and other credit facilities
Total facility									Rp 800,000
Bank CIMB Niaga - March 30, 2017
Borrowings and other credit facilities
Total facility										495,000
Unused facility		20,000
Bank BCA Tbk - March 30 2017
Borrowings and other credit facilities
Total facility										850,000
Unused facility		564,000
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility												750,000
Unused facility		82,500
PT Bank Sumitomo Mitsui Indonesia - March 13, 2015 (Dayamitra)
Borrowings and other credit facilities
Total facility												750,000
PT Bank Sumitomo Mitsui Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility										400,000
Unused facility		79,000
Bank ANZ Indonesia - March 13, 2015
Borrowings and other credit facilities
Total facility												Rp 500,000
Unused facility		60,000
Bank ANZ Indonesia - March 13 2017
Borrowings and other credit facilities
Drawn down				Rp 200,000
PT Bank DBS Indonesia - March 30, 2017
Borrowings and other credit facilities
Total facility										Rp 850,000
Unused facility		420,000
PT Bank Central Asia Tbk ("BCA")
Borrowings and other credit facilities
Total facility		Rp 50,000
Monthly Repayment of Interest | BNI 2018 - 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		8.75%
Monthly Repayment of Interest | BNI 2013 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.20%
Monthly Repayment of Interest | BNI 2013 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.50%
Monthly Repayment of Interest | Bank Mandri 2017- 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		8.50%
Monthly Repayment of Interest | Bank Mandri 2017- 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		9.00%
Monthly Repayment of Interest | BRI 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		9.00%
Monthly Repayment of Interest | UOB Singapore - 2016 | USD
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.25%
Monthly Repayment of Interest | Bank CIMB Niaga - 2011 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		9.75%
Monthly Repayment of Interest | DBS 2016 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		11.00%
Monthly Repayment of Interest | Exim Bank of Malaysia Berhad - March 23 2016 | Malaysian ringgits
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.89%
Monthly Repayment of Interest | HSBC 2019 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		0.60%
Monthly Repayment of Interest | Bank of china 2019 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		0.60%
Quarterly repayment of interest | BNI 2018 - 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		9.00%
Quarterly repayment of interest | BNI 2013 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.85%
Quarterly repayment of interest | BNI 2013 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.25%
Quarterly repayment of interest | Bank Mandri 2017- 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		0.60%
Quarterly repayment of interest | Bank Mandri 2017- 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.85%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.85%
Quarterly repayment of interest | BRI 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.00%
Quarterly repayment of interest | MUFG Bank 2015 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.43%
Quarterly repayment of interest | MUFG Bank 2015 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.15%
Quarterly repayment of interest | MUFG Bank 2018 | USD
Borrowings and other credit facilities
Interest rate (as a percent)		0.01%
Interest rate adjustment (as a percent)		1.25%
Quarterly repayment of interest | Syndication of Banks - 2015 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.00%
Quarterly repayment of interest | Citibank - 2018 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		8.50%
Quarterly repayment of interest | BCA 2016 - 2018 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate (as a percent)		10.00%
Quarterly repayment of interest | BCA 2016 - 2018 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate (as a percent)		10.50%
Quarterly repayment of interest | BCA 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.50%
Quarterly repayment of interest | BCA 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.85%
Quarterly repayment of interest | BTPN 2015-2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.44%
Quarterly repayment of interest | BTPN 2015-2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.15%
Quarterly repayment of interest | Bank CIMB Niaga 2017 - 2019 | Rupiah
Borrowings and other credit facilities
Interest rate (as a percent)		1.50%
Quarterly repayment of interest | ANZ 2015 - 2017 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.00%
Quarterly repayment of interest | UOB - 2016 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.20%
Quarterly repayment of interest | DBS 2017 - 2019 | Rupiah | Minimum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.50%
Quarterly repayment of interest | DBS 2017 - 2019 | Rupiah | Maximum
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.85%
Quarterly repayment of interest | ICBC 2017 | Rupiah
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		2.36%
Repayment of Interest, Semi Annually | Syndication of Banks - 2018 | USD
Borrowings and other credit facilities
Interest rate adjustment (as a percent)		1.25%